Intangible Assets - Schedule of Intangible Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets
Intangible assets, net	$ 906	$ 831
Licenses
Intangible Assets
Intangible assets, net	$ 906	$ 831